Trust specific information (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Physical gold bullion cost	$ 1,743,004,000	$ 1,847,220,000
Physical silver bullion cost	$ 888,956,000	934,373,000
Percent value of net assets of the Trust	0.40%
Management fee payable	$ 0	$ 1,800,000
Threshold percent value of net assets of trust to calculate management fee		0.65%
Capital losses available for tax purposes	0	$ 0
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ 419,000	$ 292,000
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical gold bullion that constitutes total equity	58.90%	68.60%
Concentration Risk Location One [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	30.20%	23.50%
Concentration Risk Location Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	10.80%	7.90%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of silver	1.00%
Percentage increase in market value of gold	1.00%
Increase (decrease) in equity	$ 90,500,000	$ 50,100,000